INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

The Company’s inventories as of June 30, 2015 and December 31, 2014 are as follows:

	June 30, 2015	December 31, 2014
Finished goods	$1,250,066	$1,904,950
Components	592,002	379,972
Total	$1,842,068	$2,284,922
The Company inventories as of December 31, 2014 and 2013 consists as follows:
	December 31,
	2014	2013
Finished goods	$1,904,950	$2,140,185
Components	379,972	612,451
Total	$2,284,922	$2,752,636